CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenues
Interest income related parties – direct financing leases	$ 382	$ 5,186	$ 5,196
Interest income other – sales-type, direct financing leases and leaseback assets	8,534	14,338	66,020
Service revenue related parties – direct financing leases	1,746	6,570	6,903
Profit sharing revenues – related parties	3,044	10,103	18,677
Profit sharing income – other	24,786	10,601	3,892
Time charter revenues – related parties	52,326	50,463	51,954
Time charter revenues – other	423,662	319,282	268,635
Bareboat charter revenues – related parties	17,770	28,898	0
Bareboat charter revenues – other	41,183	1,798	7,863
Voyage charter revenues	72,362	61,804	37,287
Drilling contract revenues	18,775	0	0
Other operating income	5,823	4,353	4,620
Total operating revenues	670,393	513,396	471,047
Gain on sale of assets, net	13,228	39,405	2,250
Operating expenses
Vessel operating expenses – related parties	24,141	28,623	30,276
Vessel operating expenses – other	164,261	128,109	125,367
Rig operating expenses	16,741	0	0
Depreciation	187,827	138,330	111,279
Vessel impairment charge	0	1,927	333,149
Administrative expenses – related parties	1,541	740	1,178
Administrative expenses – other	13,636	12,234	10,222
Total operating expenses	408,147	309,963	611,471
Net operating income/(loss)	275,474	242,838	(138,174)
Non-operating income / (expense)
Interest income – related parties, long term loans to associated companies	4,563	6,921	11,925
Interest income – related parties, other	463	443	599
Interest income – other	2,947	86	876
Interest expense	(117,339)	(97,090)	(135,442)
Gain/(loss) on investments in debt and equity securities	18,171	995	(22,453)
(Loss)/gain on purchase of bonds and debt extinguishment	0	(727)	67,533
Gain on settlement of related party loan notes	0	0	4,446
Dividend income – related parties	128	0	6,030
Gain on sale of subsidiaries, non-operating	0	0	1,894
Other financial items, net	15,528	6,683	(25,945)
Net income/(loss) before equity in earnings of associated companies	199,935	160,149	(228,711)
Equity in earnings of associated companies	2,833	4,194	4,286
Net income/(loss)	$ 202,768	$ 164,343	$ (224,425)
Per share information:
Basic earnings/(loss)per share (in dollars per share)	$ 1.60	$ 1.35	$ (2.06)
Weighted average number of shares outstanding, basic (in shares)	126,789	122,141	108,972
Diluted earnings/(loss) per share (in dollars per share)	$ 1.53	$ 1.30	$ (2.06)
Weighted average number of shares outstanding, diluted (in shares)	137,377	139,383	108,972
Cash dividend per share declared and paid (in dollars per share)	$ 0.88	$ 0.63	$ 1.00